VANECK MORNINGSTAR ESG MOAT ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
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Number
of Shares Value
COMMON STOCKS: 100.0%
Automobiles & Components : 1.2%
Harley-Davidson, Inc. 2,186 $ 73,318
Underline
Banks : 1.3%
US Bancorp 1,869 74,199
Underline
Capital Goods : 10.1%
Allegion plc 1,261 148,987
Emerson Electric Co. 1,469 161,825
Masco Corp. 2,139 142,607
Otis Worldwide Corp. 792 76,238
Rockwell Automation, Inc. 237 65,241
594,898
Commercial & Professional Services : 6.1%
CoStar Group, Inc. * 946 70,136
Equifax, Inc. 586 142,082
TransUnion 2,007 148,839
361,057
Consumer Discretionary Distribution &
Retail : 1.2%
Lowe's Companies, Inc. 326 71,870
Underline
Consumer Durables & Apparel : 0.7%
NIKE, Inc. 588 44,318
Underline
Consumer Services : 3.3%
Starbucks Corp. 700 54,495
Yum! Brands, Inc. 1,074 142,262
196,757
Consumer Staples Distribution & Retail : 1.2%
Sysco Corp. 1,032 73,674
Underline
Energy : 1.4%
Cheniere Energy, Inc. 463 80,946
Underline
Financial Services : 17.7%
American Express Co. 430 99,567
BlackRock, Inc. 95 74,795
CME Group, Inc. 701 137,817
Intercontinental Exchange, Inc. 1,125 154,001
Jack Henry & Associates, Inc. 458 76,037
MarketAxess Holdings, Inc. 254 50,935
Mastercard, Inc. 166 73,233
Northern Trust Corp. 1,719 144,362
State Street Corp. 1,018 75,332
T Rowe Price Group, Inc. 620 71,492
The Bank of New York Mellon
Corp. 1,439 86,182
1,043,753
Food, Beverage & Tobacco : 6.0%
Constellation Brands, Inc. 574 147,679
Mondelez International, Inc. 978 64,000
PepsiCo, Inc. 872 143,819
355,498
Number
of Shares Value
Health Care Equipment & Services : 4.5%
Medtronic Plc 842 $ 66,274
Veeva Systems, Inc. * 736 134,695
Zimmer Biomet Holdings, Inc. 620 67,289
268,258
Number
of Shares Value
Household & Personal Products : 1.1%
Clorox Co. 474 $ 64,687
Underline
Materials : 3.7%
Air Products and Chemicals,
Inc. 259 66,835
Ecolab, Inc. 339 80,682
International Flavors &
Fragrances, Inc. 759 72,264
219,781
Media & Entertainment : 7.8%
Alphabet, Inc. 915 166,668
Comcast Corp. 3,648 142,856
Walt Disney Co. 1,486 147,545
457,069
Pharmaceuticals, Biotechnology & Life
Sciences : 7.1%
Agilent Technologies, Inc. 551 71,426
Amgen, Inc. 244 76,238
Gilead Sciences, Inc. 846 58,044
Thermo Fisher Scientific, Inc. 262 144,886
Waters Corp. * 244 70,789
421,383
Semiconductors & Semiconductor
Equipment : 6.4%
Analog Devices, Inc. 366 83,543
Applied Materials, Inc. 421 99,352
KLA Corp. 117 96,468
Teradyne, Inc. 698 103,506
382,869
Software & Services : 16.7%
Adobe, Inc. * 160 88,886
Autodesk, Inc. * 606 149,955
Fortinet, Inc. * 1,269 76,483
Microsoft Corp. 172 76,875
Palo Alto Networks, Inc. * 230 77,972
Roper Technologies, Inc. 120 67,639
Salesforce, Inc. 311 79,958
ServiceNow, Inc. * 102 80,240
Tyler Technologies, Inc. * 320 160,890
VeriSign, Inc. * 301 53,518
Workday, Inc. * 348 77,799
990,215
Technology Hardware & Equipment : 1.2%
Cisco Systems, Inc. 1,437 68,272
Underline
Transportation : 1.3%
CSX Corp. 2,241 74,961
Underline
Total Common Stocks
(Cost: $5,592,573) 5,917,783
Total Investments: 100.0%
(Cost: $5,592,573) 5,917,783
Other assets less liabilities: 0.0% 1,216
NET ASSETS: 100.0% $ 5,918,999

VANECK MORNINGSTAR ESG MOAT ETF
SCHEDULE OF INVESTMENTS
(continued)
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Footnotes:
* Non-income producing